Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets (Details) [Line Items]
Goodwill amount (in Dollars)	$ 71,604	$ 71,604
Amortization of Intangible Assets (in Dollars)	$ 9,200	$ 10,900
Minimum [Member] | Customer Relationships [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, net in terms	7 years 6 months
Minimum [Member] | Developed Technology Rights [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, net in terms	2 years 6 months
Maximum [Member] | Customer Relationships [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, net in terms	17 years 6 months
Maximum [Member] | Developed Technology Rights [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, net in terms	7 years 6 months
Trademarks [Member] | Minimum [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, net in terms	8 years 6 months
Trademarks [Member] | Maximum [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, net in terms	14 years 6 months